Financial structure and financial costs - Variations of financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	$ 53,115	$ 51,579
Cash changes	2,302	(3,341)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(453)	4,933
Non-cash changes, First application IFRS 16	5,505
Non-cash changes, Foreign currency	136	222
Non-cash changes, Changes in fair value	370	79
Non-cash changes, Other	1,225	(357)
Balance as of the end of the period	62,200	53,115
Non-current net financial debt and related financial instruments
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	39,449	40,661
Cash changes	8,131	649
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(719)	4,636
Non-cash changes, First application IFRS 16	4,755
Non-cash changes, Foreign currency	(44)	(47)
Non-cash changes, Changes in fair value	413	121
Non-cash changes, Reclassification Non-current/Current	(6,517)	(6,260)
Non-cash changes, Other	1,393	(311)
Balance as of the end of the period	46,861	39,449
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(680)	(679)
Cash changes	21
Non-cash changes, Change in scope, including IFRS 5 reclassifications	12	(72)
Non-cash changes, First application IFRS 16	(50)
Non-cash changes, Foreign currency	4	12
Non-cash changes, Changes in fair value	(71)	59
Non-cash changes, Reclassification Non-current/Current	144
Non-cash changes, Other	(292)
Balance as of the end of the period	(912)	(680)
Non-current financial debt
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	40,129	41,340
Cash changes	8,110	649
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(731)	4,708
Non-cash changes, First application IFRS 16	4,805
Non-cash changes, Foreign currency	(48)	(59)
Non-cash changes, Changes in fair value	484	62
Non-cash changes, Reclassification Non-current/Current	(6,661)	(6,260)
Non-cash changes, Other	1,685	(311)
Balance as of the end of the period	47,773	40,129
Current net financial debt and related financial instruments
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	13,666	10,918
Cash changes	(5,829)	(3,990)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(35)	297
Non-cash changes, First application IFRS 16	750
Non-cash changes, Foreign currency	180	269
Non-cash changes, Changes in fair value	(43)	(42)
Non-cash changes, Reclassification Non-current/Current	6,517	6,260
Non-cash changes, Other	(168)	(46)
Balance as of the end of the period	15,038	13,666
Current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(118)	(423)
Cash changes	125
Non-cash changes, Foreign currency	2	10
Non-cash changes, Changes in fair value	(32)	295
Non-cash changes, Reclassification Non-current/Current	(144)
Non-cash changes, Other	(101)
Balance as of the end of the period	(268)	(118)
Current borrowings
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	13,306	11,096
Cash changes	(5,954)	(3,990)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(35)	230
Non-cash changes, First application IFRS 16	750
Non-cash changes, Foreign currency	184	270
Non-cash changes, Changes in fair value	(26)	(514)
Non-cash changes, Reclassification Non-current/Current	6,661	6,260
Non-cash changes, Other	(67)	(46)
Balance as of the end of the period	14,819	13,306
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	478	245
Non-cash changes, Change in scope, including IFRS 5 reclassifications		67
Non-cash changes, Foreign currency	(6)	(11)
Non-cash changes, Changes in fair value	15	177
Balance as of the end of the period	487	$ 478
Financial liabilities classified as held for sale
Disclosure of detailed information about financial instruments [line items]
Non-cash changes, Change in scope, including IFRS 5 reclassifications	301
Balance as of the end of the period	$ 301